Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Viking Mutual Funds
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	vmf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

(collectively, the "Funds")

Prospectus and SAI of the Funds dated April 30, 2015 (as supplemented)

Summary Prospectuses of the Funds dated May 7, 2015 (as supplemented)

(1)	In (i) the Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the statement under the heading "Principal Investment Strategies" which reads:

"Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years."

is hereby deleted and replaced with the following:

"Under normal circumstances, the Fund will maintain an average stated maturity at between five and twenty-five years."

Viking Tax-Free Fund for Montana
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana

(collectively, the "Funds")

Prospectus and SAI of the Funds dated April 30, 2015 (as supplemented)

Summary Prospectuses of the Funds dated May 7, 2015 (as supplemented)

(1)	In (i) the Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the statement under the heading "Principal Investment Strategies" which reads:

"Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years."

is hereby deleted and replaced with the following:

"Under normal circumstances, the Fund will maintain an average stated maturity at between five and twenty-five years."

Viking Tax-Free Fund for North Dakota
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for North Dakota

(collectively, the "Funds")

Prospectus and SAI of the Funds dated April 30, 2015 (as supplemented)

Summary Prospectuses of the Funds dated May 7, 2015 (as supplemented)

(1)	In (i) the Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the statement under the heading "Principal Investment Strategies" which reads:

"Under normal circumstances, the Fund will maintain an average stated maturity at between eight and twenty-two years."

is hereby deleted and replaced with the following:

"Under normal circumstances, the Fund will maintain an average stated maturity at between five and twenty-five years."